Average Annual Total Returns{- Fidelity® Total Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-11 - Fidelity® Total Market Index Fund	Fidelity Total Market Index Fund Return Before Taxes Past 1 year	Fidelity Total Market Index Fund Return Before Taxes Past 5 years	Fidelity Total Market Index Fund Return Before Taxes Past 10 years	Fidelity Total Market Index Fund After Taxes on Distributions Past 1 year	Fidelity Total Market Index Fund After Taxes on Distributions Past 5 years	Fidelity Total Market Index Fund After Taxes on Distributions Past 10 years	Fidelity Total Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Total Market Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Total Market Index Fund After Taxes on Distributions and Sales Past 10 years	WA006 Past 1 year	WA006 Past 5 years	WA006 Past 10 years
Total	20.78%	15.38%	13.74%	20.32%	14.78%	13.22%	12.56%	12.26%	11.41%	20.79%	15.36%	13.74%